Cash, Cash Equivalents and Restricted Cash - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)
Cash and cash equivalents [abstract]
Cash on hand and in banks		$ 55,871,127		$ 71,430,427
Highly liquid investments		41,980,627		92,102,086
Cash and cash equivalents	$ 4,945,330	$ 97,851,754	$ 8,264,769	$ 163,532,513	$ 109,368,880	$ 117,988,528